Matthews Asian Growth and Income Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 85.0%

	Shares	Value
CHINA/HONG KONG: 39.3%
Tencent Holdings, Ltd.	1,095,500	$54,147,950
AIA Group, Ltd.	5,461,200	48,903,085
Yum China Holdings, Inc.	526,300	22,436,169
NetEase, Inc. ADR	69,500	22,306,720
Techtronic Industries Co., Ltd.	3,390,500	21,529,356
Midea Group Co., Ltd. A Shares	2,986,979	20,209,910
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	4,816,875	20,124,987
HKT Trust & HKT, Ltd.	14,209,000	19,324,920
Jiangsu Expressway Co., Ltd. H Shares	17,194,000	19,110,549
Zhejiang Supor Co., Ltd. A Shares	1,930,928	18,683,796
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. A Shares	1,576,144	18,490,428
CLP Holdings, Ltd.	2,008,200	18,395,124
Jardine Matheson Holdings, Ltd.	353,100	17,772,206
CK Hutchison Holdings, Ltd.	2,593,172	17,283,905
Guangdong Investment, Ltd.	8,526,000	16,361,817
Shanghai International Airport Co., Ltd. A Shares	1,834,462	15,589,822
HSBC Holdings PLC ADR	552,233	15,468,046
CK Asset Holdings, Ltd.	2,810,172	15,247,120
Fortune, REIT	16,122,000	14,821,248
Pacific Textiles Holdings, Ltd.	29,777,000	14,253,649
China Mobile, Ltd. ADR	360,700	13,587,569
BOC Hong Kong Holdings, Ltd.	4,545,000	12,476,119
Minth Group, Ltd.	5,196,000	11,047,462

Total China/Hong Kong		467,571,957

SINGAPORE: 8.5%
Ascendas, REIT	10,493,184	20,776,645
Singapore Telecommunications, Ltd.	10,927,100	19,480,005
Singapore Technologies Engineering, Ltd.	8,765,425	19,177,234
Venture Corp., Ltd.	1,820,800	17,345,097
United Overseas Bank, Ltd.	1,193,000	16,368,021
Ascendas India Trust	8,946,700	7,528,012

Total Singapore		100,675,014

TAIWAN: 8.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,147,187	55,338,922
Taiwan Secom Co., Ltd.	7,519,000	20,296,697
Advantech Co., Ltd.	2,384,000	19,643,380

Total Taiwan		95,278,999

SOUTH KOREA: 7.9%
Samsung Electronics Co., Ltd.	929,626	36,145,271
Macquarie Korea Infrastructure Fund	2,862,946	25,425,047
Coway Co., Ltd.	407,513	19,276,901
Hanon Systems	1,793,826	13,026,569

Total South Korea		93,873,788

INDIA: 5.0%
Housing Development Finance Corp., Ltd.	979,513	21,142,148
Sanofi India, Ltd.	210,591	17,280,990
ITC, Ltd.	6,217,860	14,021,043
Embassy Office Parks, REIT	1,644,000	7,597,567

Total India		60,041,748

	Shares	Value
FRANCE: 3.2%
Pernod Ricard SA	135,522	$19,235,506
LVMH Moet Hennessy Louis Vuitton SE	52,319	19,188,082

Total France		38,423,588

UNITED STATES: 3.0%
Broadcom, Inc.	82,100	19,465,910
Cognizant Technology Solutions Corp. Class A	349,400	16,236,618

Total United States		35,702,528

INDONESIA: 2.5%
PT Ace Hardware Indonesia	192,136,100	15,286,284
PT Bank Rakyat Indonesia Persero	78,744,300	14,442,115

Total Indonesia		29,728,399

JAPAN: 1.5%
KDDI Corp.	624,900	18,458,667

Total Japan		18,458,667

PHILIPPINES: 1.5%
Bank of the Philippine Islands	14,261,854	17,350,260

Total Philippines		17,350,260

UNITED KINGDOM: 1.4%
Prudential PLC	1,348,944	16,902,024

Total United Kingdom		16,902,024

VIETNAM: 1.3%
Vietnam Dairy Products JSC	3,955,233	15,105,784

Total Vietnam		15,105,784

AUSTRALIA: 1.0%
Macquarie Group, Ltd.	235,557	12,545,296

Total Australia		12,545,296

THAILAND: 0.9%
Kasikornbank Public Co., Ltd.	3,711,400	10,322,311

Total Thailand		10,322,311

TOTAL COMMON EQUITIES		1,011,980,363

(Cost $1,095,190,989)

CONVERTIBLE CORPORATE BONDS: 10.9%

	Face Amount*	Value
CHINA/HONG KONG: 7.8%
Bosideng International Holdings, Ltd., Cnv. 1.000%, 12/17/24[b]	24,700,000	17,907,500
China Mengniu Dairy Co., Ltd., Series 2319, Cnv. 0.000%, 06/05/22[b]	17,000,000	17,127,946
Zhongsheng Group Holdings, Ltd., Cnv. 0.000%, 05/23/23[b]	HKD 127,000,000	16,996,898
Harvest International Co., Cnv. 0.000%, 11/21/22[b]	HKD 111,000,000	14,140,050
China Education Group Holdings, Ltd., Cnv. 2.000%, 03/28/24[b]	HKD 111,000,000	13,837,864

1	MATTHEWS ASIA FUNDS

Matthews Asian Growth and Income Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[b]	14,101,000	$12,849,536

Total China/Hong Kong		92,859,794

SINGAPORE: 1.9%
CapitaLand, Ltd., Cnv. 1.950%, 10/17/23[b,c]	SGD 34,000,000	22,533,507

Total Singapore		22,533,507

MALAYSIA: 1.2%
Top Glove Labuan, Ltd., Cnv. 2.000%, 03/01/24[b]	13,159,000	14,265,481

Total Malaysia		14,265,481

TOTAL CONVERTIBLE CORPORATE BONDS		129,658,782

(Cost $141,209,644)

PREFERRED EQUITIES: 1.8%

	Shares	Value
SOUTH KOREA: 1.8%
LG Household & Health Care, Ltd., Pfd.	41,042	21,396,864

Total South Korea		21,396,864

TOTAL PREFERRED EQUITIES		21,396,864

(Cost $11,577,044)

TOTAL INVESTMENTS: 97.7%		1,163,036,009
(Cost $1,247,977,677)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.3%		26,873,198

NET ASSETS: 100.0%		$1,189,909,207

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $22,533,507 and 1.89% of net assets.

*	All Values in USD unless otherwise specified

ADR	American Depositary Receipt

Cnv.	Convertible

HKD	Hong Kong Dollar

JSC	Joint Stock Co.

Pfd.	Preferred

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

USD	U.S. Dollar

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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